Securities (Tables)	12 Months Ended
Dec. 31, 2012
Securities Tables
Schedule of fair value of securities available for sale

The fair value of securities available for sale and the related gross unrealized gains and losses recognized in accumulated other comprehensive income (loss) at December 31 were as follows:

	2012
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government and federal agency	$39,815	$455	$(2)	$40,268
U.S. Treasury notes and bonds	7,362	45	(9)	7,398
State and municipal	62,248	2,668	(238)	64,678
Mortgage-backed	12,218	308	—	12,526
Corporate	6,600	113	(1)	6,712
Foreign debt	1,000	1	—	1,001
Equity securities	1,902	12	(5)	1,909
Total	$131,145	$3,602	$(255)	$134,492

	2011
(Dollars in thousands)	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
U.S. Government and federal agency	$39,829	$584	$—	$40,413
State and municipal	51,859	2,729	(89)	54,499
Mortgage-backed	9,511	276	(7)	9,780
Corporate	5,914	100	(3)	6,011
FDIC-guaranteed financial institution debt	2,010	28	—	2,038
Equity securities	1,751	16	(232)	1,535
Total	$110,874	$3,733	$(331)	$114,276

Schedule of proceeds from sales of securities

Information regarding sales of securities available for sale follows:

(Dollars in thousands)

	2012	2011	2010
Proceeds from sales of securities	$9,369	$3,310	$6,059
Gross realized gains	421	133	540
Gross realized losses	2	4	3
Loss on other than temporary impairment	—	—	94

Schedule of Expected Maturities of Available for Sale Securities

Information regarding sales of securities available for sale follows:

(Dollars in thousands)

	2012	2011	2010
Proceeds from sales of securities	$9,369	$3,310	$6,059
Gross realized gains	421	133	540
Gross realized losses	2	4	3
Loss on other than temporary impairment	—	—	94

Schedule of securities pledged as collateral

The carrying amount of securities pledged as collateral at December 31 was as follows:

(Dollars in thousands)

	2012	2011
Securities pledged for securities sold under agreements to repurchase	$27,085	$27,421

Schedule of securities in a continuous unrealized loss position

Securities with unrealized losses at year-end 2012 and 2011, aggregated by investment category and length of time the individual securities have been in a continuous unrealized loss position, were as follows:

(Dollars in thousands)	2012
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
U.S. Government agencies	$1,997	$(2)	$—	$—	$1,997	$(2)
U.S. Treasury notes and bonds	2,187	(9)	—	—	2,187	(9)
State and municipal	7,623	(203)	811	(35)	8,434	(238)
Corporate	768	(1)	—	—	768	(1)
Equity securities	146	(5)	—	—	146	(5)
Total temporarily impaired	$12,721	$(220)	$811	$(35)	$13,532	$(255)

(Dollars in thousands)	2011
	Less than 12 months		More than 12 months		Total
	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses	Fair Value	Unrealized Losses
State and municipal	$2,938	$(28)	$1,245	$(61)	$4,183	$(89)
Mortgage-backed	2,045	(7)	—	—	2,045	(7)
Corporate	1,023	(3)	—	—	1,023	(3)
Equity securities	—	—	768	(232)	768	(232)
Total temporarily impaired	$6,006	$(38)	$2,013	$(293)	$8,019	$(331)